Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 8:	SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

Ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and the right to receive dividends, if any, declared by the Company.

Shares Issuances:

1.	On May 12, 2024, the Company entered into a securities purchase agreement with an existing shareholder pursuant to which the Company issued 41 ordinary shares for gross proceeds of $70.

2.	On August 13, 2024, following the agreement with SciSparc, the Company issued 213 ordinary shares. In addition, following the IPO, the Company issued to SciSparc 243 pre-funded warrants and 1,370 warrants, see also Note 5.

3.	On October 30, 2024, the Company issued 70 ordinary shares following a conversion of preferred shares, see also Note 7.

4.

On October 30, 2024, the Company closed its IPO of 639 Units (see Note 1a), each Unit consisting of (i) one Ordinary Shares, and (ii) three Warrants, each to purchase one Ordinary Share. The Warrants have an exercise price of $6,570 per Ordinary Share and may be immediately exercised until October 30, 2029.

In addition, pursuant to the terms of the underwriting agreement for the IPO, the underwriter exercised its overallotment option with respect to an additional 288 Warrants. The Warrants have an exercise price of $6,570 per Ordinary Share and may be immediately exercised until October 30, 2029.

5.	On January 30, 2025 and March 25, 2025, a certain shareholder exercised 133 and 110 pre-funded warrants, respectively, into 133 and 110 ordinary shares, respectively.

6.	On March 31, 2025, the Company entered into a definitive securities purchase agreement (the “Purchase Agreement”) with investors (the “Purchasers”) for the purchase and sale in a private placement (the “Private Placement”) of 23,611 of ordinary units (the “Ordinary Units”) and pre-funded units (the “Pre-Funded Units”) at purchase price of $720 per Ordinary Unit and $719.985 per Pre-Funded Unit, respectively for gross proceeds of $17,000 thousand.

The Private Placement closed on April 1, 2025, following the satisfaction of customary closing conditions. The aggregate gross proceeds to the Company from the Private Placement were $17,000 thousand (approximately $15,097 thousand, net of issuance costs).

Each Ordinary Unit consists of (i) one of the Company’s ordinary shares and (ii) one series A warrant to purchase one ordinary share (the “Series A Warrant”). Each Pre-Funded Unit consists of (i) one pre-funded warrant to purchase one ordinary share (the “Pre-Funded Warrant”) and (ii) one Series A Warrant. As such, the Company issued 1,497 ordinary shares, 22,114 prefunded warrants and 23,611 Series A Warrants.

The initial exercise price of each Series A Warrant was $1,800 per share or pursuant to an alternative cashless exercise option pursuant to which the warrant holder would receive an aggregate number of shares equal to the aggregate number Ordinary Shares that would be issuable upon a cash exercise of the Series A Warrant and multiplied by 3.0. The Series A Warrants have a term of 30 months and became exercisable following shareholders approval of a (i) consent to an increase in the number of authorized ordinary shares under the Company’s Amended and Restated Articles of Association from 20,000,000 ordinary shares, with no par value, to 2,000,000,000 Ordinary Shares, with no par value and (ii) consent to the Company effecting a reverse share split of our issued and outstanding ordinary shares (but not the authorized ordinary shares) in the range of a ratio of up to 1:250, in one or more increments within the eighteen month period following such shareholders approval. Such shareholders approval at the Company’s annual general meeting of shareholders that was held on April 17, 2025. The number of securities issuable under the Series A Warrant was subject to certain adjustments and certain anti-dilution protection as described in more detail in the Series A Warrant.

On March 31, 2025, the Company also entered into an exchange agreement (the “Exchange Agreement”) with certain holders (the “Holders”) of warrants to purchase ordinary shares previously issued by the Company in October 2024 (“IPO warrants”). Under the Exchange Agreement, the Holders agreed to exchange with the Company 2,617 existing warrants for 2,617 new warrants to purchase ordinary shares, substantially in the form of the Series A Warrants (the “Exchange Warrants”).

Each Pre-Funded Warrant is exercisable for one Ordinary Share for $0.015 following shareholder approval until all of the Pre-Funded Warrants are exercised in full. The number of Pre-Funded Warrant Shares are subject to adjustments for share splits, recapitalizations, and reorganizations.

As compensation to the placement agent in the Private Placement, the Company paid to the placement agent a commission equal to 10.0% of the aggregate gross proceeds from the Private Placement. In addition, the Company reimbursed the placement agent’s certain out-of-pocket expenses, including reasonable legal fees and disbursements for its counsel.

The Series A Warrants and Exchange Warrants terms did not meet the US GAAP criteria for equity classification as the number of ordinary shares to be issued upon exercise of such warrants and the exercise price of such warrants are subject to certain adjustments and certain anti-dilution protection that depend on the then-current share price, subject to a floor price. Accordingly, The Series A Warrants and Exchange Warrants were initially recognized as a liability measured at fair value.

An amount of $14,752 thousand was initially attributed to the warrants liability for the Series A Warrants and Exchange Warrants based on their fair value and the remaining amount was attributed to the ordinary shares and prefunded warrants issued and recognized as an equity component in the amount of $2,248 thousand. Applicable issuance costs, amounting to $1,903 thousand, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,652 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares and prefunded warrants in the amount of $251 thousand have been recorded in equity as a reduction of the additional paid in capital.

As part of the Private Placement, and as a result of the warrants exchange, the Company also recognized $1,635 thousand in respect with the Exchange Warrants. An amount of $1,626 thousand was considered as issuance costs allocated to the Exchange Warrants and has been recorded in profit or loss as finance expense, while $9 thousand has been recorded in equity as a reduction of the additional paid in capital.

Total issuance costs recorded in profit or loss as finance expense were $3,139 thousand.

7.	During the year ended December 31, 2025, the investors from the Private Placement exercised all pre-funded warrants, Series A Warrants and Exchange Warrants into 993,923 ordinary shares following the exercise of the alternative cashless exercise option.

8.	In July 2025, the Company issued 43,333 ordinary shares to several consultants for their services, as such the Company recorded an amount of $912 as share based expense.

9.	On December 5, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with investors for the purchase and sale of 552,269 of the Company’s ordinary shares, no par value per, in a registered direct offering (the “Offering”) at a purchase price of $9.00 per Ordinary Share. The aggregate gross proceeds to the Company were approximately $4,970 (approximately $4,720, net of issuance costs).

10.	During the year 2025, the Company issued 14,034 ordinary shares to Company’s officers, directors and employees for their RSUs, see also Note 8c.

b.	Share splits:

On May 27, 2025, the Company effected a reverse share split of the issued and outstanding ordinary shares at a ratio of one-for-250, pursuant to which holders of Company’s ordinary shares received one ordinary share for every 250 ordinary share held.

On November 28, 2025, the Company effected a reverse share split of the issued and outstanding ordinary shares at a ratio of one-for-6, pursuant to which holders of Company’s ordinary shares received one ordinary share for every 6 ordinary share held.

Following the reverse share splits, the Company issued additional 467 ordinary shares for any fractional shares held.

For accounting purposes, all share and per share amounts for ordinary share, preferred shares, warrants, options and loss per share amounts have been adjusted to give retroactive effect to the forward and reverse share splits for all periods presented in these financial statements.

Any fractional shares of more than one-half of one whole share that resulted from the reverse share splits have been rounded up to the nearest whole share.

c.	Share options:

On February 19, 2021, the Company’s board of directors (the “Board of Directors”) approved the adoption of the 2021 Share Option Plan (the “2021 Plan”). Under the 2021 Plan, the Company may grant share options to its officers, directors, employees and consultants. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement.

On January 13, 2025, the Board of directors approved an increase to the number of ordinary shares reserved for issuance under the 2021 Plan to 533 ordinary shares. On July 20, 2025, the Board of Directors, approved an amendment to the 2021 Plan in order to increase the number of ordinary shares reserved for issuance under the 2021 Plan to 200,000 ordinary shares. As of December 31, 2025, the number of options outstanding under the 2021 Plan is 164 options.

On January 13, 2025, the Board of Directors granted 263 restricted share units (“RSUs”) to the Company’s executive officers, members of the Board of Directors and certain service providers as follows:

1.	102 RSUs to Company’s CEO, which will vest over 24 months commencing October 30, 2024.

2.	100 RSUs to Company’s chairman of the Board of Directors, which will vest over 24 months commencing October 30, 2024.

3.	40 RSUs to Company’s CTO, which will vest over 24 months commencing October 30, 2024.

4.	3 RSUs to Company’s CFO, which will vest over 36 months commencing October 30, 2024.

5.	An aggregate of 8 RSUs to members of the Company’s scientific advisory board (2 RSUs each member), which will vest over 36 months commencing October 30, 2024.

6.	An aggregate of 10 RSUs to members of the Board of Directors excluding the chairman (12 RSUs each member), which will vest over 36 months commencing October 30, 2024.

The fair value of the granted RSUs was $585 thousand according to the market price quotation at grant date.

On July 31, 2025, the Board of Directors granted 111,083 restricted share units (“RSUs”) to the Company’s executive officers, members of the Board of Directors and certain service providers. The RSUs vest quarterly over a period starting September 30 ,2025 until June 30, 2027.

The fair value of the granted RSUs was $833 thousand according to the market price quotation at grant date.

Expenses recognized in the financial statements:

	Year Ended December 31,
	2025	2024	2023

Research and development expenses	$365	$41	$83
General and administrative expenses	945	10	17
Total	$1,310	51	$100

No share options were granted in 2025 and 2024.

A summary of the Company’s share options outstanding and exercisable as of December 31, 2025 and 2024 and changes during the year then ended are presented below:

	2025
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	164	$1,508

Share options outstanding at year end	164	1,508

Share options exercisable at year end	164	$1,508

The fair value of the Company’s share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2023

Risk-free interest rate	4.00% - 4.22%
Expected volatility	90.02% - 94.24%
Dividend yield	0
Contractual life	5 - 7
Exercise price	0.02 – 1.133